DERIVATIVE LIABILITY (Narrative) (Details) - USD ($)		12 Months Ended
	Sep. 10, 2014	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	$ 961,767	$ 1,406,596	$ 1,438,814
Cost to induce exercise of warrants		(961,767)	(344,835)
Fair value of warrants issued with common stock recorded as derivative liability	940,549		1,249,025
Change in fair value of derivative liability	$ 21,218	724,617	193,915
Fair value of warrants accounted for as derivatives		269,368	359,734
Aggregate fair value of derivative liabilities		$ 1,406,596	$ 1,438,814
Equity Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based compensation arrangement by share-based payment award, fair Value assumptions, method used			Black-Scholes-Merton pricing model